SCHEDULE OF PORTFOLIO INVESTMENTS

RBC China Equity Fund

June 30, 2023 (Unaudited)

Shares		Value
Common Stocks — 96.98%
China —92.54%
37,357	Alibaba Group Holding Ltd.*	$388,880
16,600	Anhui Guangxin Agrochemical Co. Ltd., Class A	61,901
2,600	Anjoy Foods Group Co. Ltd., Class A	52,646
4,958	Baidu, Inc., Class A*	84,563
23,500	Beijing Dabeinong Technology Group Co. Ltd., Class A	21,361
2,500	BYD Co. Ltd., Class H	80,162
3,200	China CSSC Holdings Ltd., Class A	14,530
27,000	China Merchants Bank Co. Ltd., Class H	123,149
10,500	China Resources Beer Holdings Co. Ltd.	69,386
35,197	China Resources Land Ltd.	149,787
15,600	CITIC Securities Co. Ltd., Class A	42,569
2,300	Contemporary Amperex Technology Co. Ltd., Class A	72,671
125,360	CSPC Innovation Pharmaceutical Co. Ltd., Class A	222,787
15,000	Flat Glass Group Co. Ltd., Class H	51,431
12,676	Fuyao Glass Industry Group Co. Ltd., Series H(a)	52,580
9,700	Gree Electric Appliances, Inc. of Zhuhai, Class A	48,825
48,000	Guangdong Investment Ltd.	41,459
21,600	Hang Zhou Great Star Industrial Co. Ltd., Class A	65,255
2,000	Hundsun Technologies, Inc., Class A	12,218
12,660	Hygeia Healthcare Holdings Co. Ltd.(a)	68,764
2,095	Kanzhun Ltd., ADR*	31,530
3,000	KE Holdings, Inc., ADR*	44,550
12,800	Kingsoft Corp. Ltd.	50,593
19,400	Lanzhou Foci Pharmaceutical Co. Ltd., Class A	32,630
9,500	Longshine Technology Group Co. Ltd., Class A	30,551
19,800	Luxshare Precision Industry Co. Ltd., Class A	88,870
5,291	Meituan, Class B*,(a)	82,968
15,000	NARI Technology Co. Ltd., Class A	47,765
7,631	NetEase, Inc.	147,804
32,989	New Horizon Health Ltd.*,(a)	115,972
507	PDD Holdings, Inc. , ADR*	35,054
30,747	Ping An Insurance Group Co. of China Ltd., Series H	196,378
2,651	Qifu Technology, Inc., ADR	45,809
9,300	Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	39,266
6,800	Shanghai International Airport Co. Ltd., Class A*	42,603
2,700	Shenyang Xingqi Pharmaceutical Co. Ltd., Class A	79,511
5,424	Shenzhen Inovance Technology Co. Ltd., Class A	48,076
200	Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	8,276
6,533	Shenzhou International Group Holdings Ltd.	62,746
14,500	Sinoseal Holding Co. Ltd., Class A	92,367
24,750	Sunresin New Materials Co. Ltd., Class A	212,917
9,546	Tencent Holdings Ltd.	404,762
2,672	Trip.com Group Ltd.*	93,278
2,700	Wuliangye Yibin Co. Ltd., Class A	60,954
5,260	Wuxi Biologics Cayman, Inc.*,(a)	25,280
44,900	Zhuzhou Kibing Group Co. Ltd., Class A*	53,406

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC China Equity Fund (cont.)

June 30, 2023 (Unaudited)

Shares		Value
16,777	Zijin Mining Group Co. Ltd., Class H	$24,845
1,100	ZTO Express Cayman, Inc., ADR	27,588

		3,951,273

Hong Kong — 1.57%
6,600	AIA Group Ltd.	67,033
Korea — 2.87%
1,395	SK Hynix, Inc.	122,571

Total Common Stocks (Cost $4,343,540)		4,140,877

Total Investments (Cost $4,343,540) — 96.98%		$4,140,877
Other assets in excess of liabilities — 3.02%		129,090

NET ASSETS — 100.00%		$4,269,967

*	Non-income producing security.
(a)

Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Abbreviations used are defined below:

ADR - American Depositary Receipt

Portfolio Diversification (Unaudited)

Industries	Percentage of Net Assets
Consumer Discretionary	21.30%
Communication Services	16.85%
Health Care	12.95%
Financials	11.12%
Industrials	9.35%
Materials	7.94%
Information Technology	7.16%
Consumer Staples	4.79%
Real Estate	4.55%
Utilities	0.97%
Other	3.02%

100.00%

2